BNY Mellon Active MidCap Fund
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.8%
Automobiles & Components — .8%
Aptiv PLC (a)	38,777	2,307,231
Harley-Davidson, Inc.	49,230	1,243,058
		3,550,289
Banks — 2.7%
Bank OZK	17,730	770,368
Fifth Third Bancorp	133,558	5,235,474
First Horizon Corp.	291,117	5,653,492
		11,659,334
Capital Goods — 11.1%
Acuity, Inc.	7,471	1,967,488
Armstrong World Industries, Inc.	12,896	1,816,789
Axon Enterprise, Inc. (a)	3,504	1,842,929
Carlisle Cos., Inc.	8,117	2,763,839
Curtiss-Wright Corp.	6,439	2,042,902
EMCOR Group, Inc.	17,273	6,384,619
Generac Holdings, Inc. (a)	20,739	2,626,594
Howmet Aerospace, Inc.	10,017	1,299,505
ITT, Inc.	22,326	2,883,626
Lincoln Electric Holdings, Inc.	14,489	2,740,739
Masco Corp.	23,806	1,655,469
MSC Industrial Direct Co., Inc., Cl. A	10,425	809,710
Pentair PLC	29,000	2,536,920
The AZEK Company, Inc. (a)	25,861	1,264,344
The Middleby Corp. (a)	7,235	1,099,575
Trane Technologies PLC	11,133	3,750,930
Vertiv Holdings Co., Cl. A	20,820	1,503,204
W.W. Grainger, Inc.	4,138	4,087,641
Watts Water Technologies, Inc., Cl. A	6,357	1,296,320
Westinghouse Air Brake Technologies Corp.	21,884	3,968,663
		48,341,806
Commercial & Professional Services — 3.5%
Booz Allen Hamilton Holding Corp.	15,254	1,595,263
Broadridge Financial Solutions, Inc.	6,768	1,640,969
CACI International, Inc., Cl. A (a)	2,675	981,511
Dayforce, Inc. (a)	16,564	966,178
Jacobs Solutions, Inc.	20,547	2,483,927
Leidos Holdings, Inc.	13,321	1,797,536
Paychex, Inc.	22,202	3,425,324
Paycom Software, Inc.	4,672	1,020,739
Veralto Corp.	12,768	1,244,242
		15,155,689
Consumer Discretionary Distribution & Retail — 2.6%
Bath & Body Works, Inc.	23,279	705,819
Best Buy Co., Inc.	12,050	887,000
Carvana Co. (a)	1,684	352,091
Chewy, Inc., Cl. A (a)	13,868	450,849
eBay, Inc.	41,317	2,798,400
Etsy, Inc. (a)	21,337	1,006,680

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Discretionary Distribution & Retail — 2.6% (continued)
Ross Stores, Inc.	23,302	2,977,763
The Gap, Inc.	34,692	715,002
Williams-Sonoma, Inc.	8,807	1,392,387
		11,285,991
Consumer Durables & Apparel — 2.7%
Carter’s, Inc.	20,945	856,650
Crocs, Inc. (a)	6,332	672,458
Deckers Outdoor Corp. (a)	10,090	1,128,163
PulteGroup, Inc.	10,737	1,103,764
Ralph Lauren Corp.	9,305	2,053,986
Tapestry, Inc.	30,837	2,171,233
Toll Brothers, Inc.	13,669	1,443,310
TopBuild Corp. (a)	5,832	1,778,468
VF Corp.	28,428	441,203
		11,649,235
Consumer Services — 3.9%
ADT, Inc.	193,153	1,572,266
Boyd Gaming Corp.	9,223	607,150
Carnival Corp. (a)	24,070	470,087
Darden Restaurants, Inc.	4,401	914,352
DraftKings, Inc., Cl. A (a)	28,626	950,670
Expedia Group, Inc.	11,779	1,980,050
Grand Canyon Education, Inc. (a)	16,960	2,934,419
H&R Block, Inc.	32,589	1,789,462
Hilton Worldwide Holdings, Inc.	4,800	1,092,240
MGM Resorts International (a)	40,580	1,202,791
Royal Caribbean Cruises Ltd.	14,771	3,034,554
Wingstop, Inc.	2,259	509,585
		17,057,626
Consumer Staples Distribution & Retail — 1.8%
Dollar Tree, Inc. (a)	6,228	467,536
Sprouts Farmers Market, Inc. (a)	22,106	3,374,260
The Kroger Company	20,039	1,356,440
US Foods Holding Corp. (a)	43,659	2,857,918
		8,056,154
Energy — 5.4%
Baker Hughes Co.	39,423	1,732,641
Cheniere Energy, Inc.	12,900	2,985,060
CNX Resources Corp. (a)	45,491	1,432,057
ConocoPhillips	21,242	2,230,835
Coterra Energy, Inc.	122,529	3,541,088
Halliburton Co.	220,267	5,588,174
Kinder Morgan, Inc.	75,400	2,151,162
Matador Resources Co.	19,463	994,365
Murphy Oil Corp.	40,519	1,150,739
Ovintiv, Inc.	31,003	1,326,928
Range Resources Corp.	14,858	593,280
		23,726,329
Equity Real Estate Investment Trusts — 6.5%
Brixmor Property Group, Inc. (b)	139,574	3,705,690
EastGroup Properties, Inc. (b)	11,419	2,011,457

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Equity Real Estate Investment Trusts — 6.5% (continued)
Essex Property Trust, Inc. (b)	11,391	3,492,139
First Industrial Realty Trust, Inc. (b)	57,018	3,076,691
Host Hotels & Resorts, Inc. (b)	37,329	530,445
Lamar Advertising Co., Cl. A (b)	12,388	1,409,507
Mid-America Apartment Communities, Inc. (b)	27,604	4,625,878
NNN REIT, Inc. (b)	67,785	2,891,030
Park Hotels & Resorts, Inc. (b)	83,699	893,905
Regency Centers Corp. (b)	7,400	545,824
Simon Property Group, Inc. (b)	30,923	5,135,692
		28,318,258
Financial Services — 8.4%
Affirm Holdings, Inc. (a)	21,999	994,135
Ameriprise Financial, Inc.	9,487	4,592,751
Coinbase Global, Inc., Cl. A (a)	8,790	1,513,902
Discover Financial Services	17,783	3,035,558
Euronet Worldwide, Inc. (a)	16,674	1,781,617
FactSet Research Systems, Inc.	1,420	645,589
Federated Hermes, Inc.	63,887	2,604,673
Global Payments, Inc.	7,805	764,266
Jack Henry & Associates, Inc.	7,946	1,450,940
MGIC Investment Corp.	35,064	868,886
MSCI, Inc.	7,328	4,143,984
Rithm Capital Corp. (b)	142,801	1,635,071
Robinhood Markets, Inc., Cl. A (a)	29,121	1,212,016
SEI Investments Co.	15,555	1,207,535
State Street Corp.	38,234	3,423,090
Synchrony Financial	48,350	2,559,649
T. Rowe Price Group, Inc.	21,139	1,942,040
The Western Union Company	230,001	2,433,410
		36,809,112
Food, Beverage & Tobacco — 4.3%
Archer-Daniels-Midland Co.	40,216	1,930,770
Celsius Holdings, Inc. (a)	21,926	781,004
Conagra Brands, Inc.	81,719	2,179,446
Freshpet, Inc. (a)	5,946	494,529
General Mills, Inc.	112,340	6,716,809
Hormel Foods Corp.	44,842	1,387,411
Ingredion, Inc.	14,507	1,961,491
Molson Coors Beverage Co., Cl. B	33,949	2,066,476
The Hershey Company	8,414	1,439,046
		18,956,982
Health Care Equipment & Services — 7.1%
Align Technology, Inc. (a)	5,513	875,795
Cardinal Health, Inc.	10,885	1,499,627
Cencora, Inc.	27,473	7,639,967
Chemed Corp.	2,762	1,699,514
DexCom, Inc. (a)	22,479	1,535,091
Doximity, Inc., Cl. A (a)	23,555	1,366,897
GE HealthCare Technologies, Inc.	16,892	1,363,353
HealthEquity, Inc. (a)	7,627	673,998
IDEXX Laboratories, Inc. (a)	7,245	3,042,538

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Health Care Equipment & Services — 7.1% (continued)
Inspire Medical Systems, Inc. (a)	3,819	608,290
Insulet Corp. (a)	4,624	1,214,309
Masimo Corp. (a)	1,882	313,541
Option Care Health, Inc. (a)	19,079	666,811
Penumbra, Inc. (a)	3,301	882,720
ResMed, Inc.	11,865	2,655,980
Teleflex, Inc.	4,060	561,051
Tenet Healthcare Corp. (a)	13,570	1,825,165
Universal Health Services, Inc., Cl. B	7,800	1,465,620
Veeva Systems, Inc., Cl. A (a)	5,737	1,328,861
		31,219,128
Household & Personal Products — .9%
BellRing Brands, Inc. (a)	12,178	906,774
Reynolds Consumer Products, Inc.	75,980	1,812,883
The Clorox Company	9,859	1,451,737
		4,171,394
Insurance — 5.0%
CNO Financial Group, Inc.	66,860	2,784,719
Globe Life, Inc.	13,900	1,830,908
Loews Corp.	75,421	6,931,944
Primerica, Inc.	10,297	2,929,805
The Allstate Corp.	15,340	3,176,454
W. R. Berkley Corp.	35,555	2,530,094
White Mountains Insurance Group Ltd.	877	1,688,935
		21,872,859
Materials — 5.6%
Berry Global Group, Inc.	22,772	1,589,713
Cabot Corp.	17,495	1,454,534
CF Industries Holdings, Inc.	11,986	936,706
Crown Holdings, Inc.	27,141	2,422,606
DuPont de Nemours, Inc.	50,757	3,790,533
Eagle Materials, Inc.	16,969	3,765,930
Magnera Corp. (a)	3,034	55,097
NewMarket Corp.	1,558	882,529
Nucor Corp.	16,787	2,020,148
PPG Industries, Inc.	21,554	2,356,930
Royal Gold, Inc.	12,877	2,105,518
RPM International, Inc.	18,623	2,154,309
The Scotts Miracle-Gro Company	15,948	875,386
		24,409,939
Media & Entertainment — 4.4%
Charter Communications, Inc., Cl. A (a)	3,800	1,400,414
Electronic Arts, Inc.	21,441	3,098,653
Fox Corp., Cl. A	67,225	3,804,935
IAC, Inc. (a)	23,475	1,078,442
Match Group, Inc.	52,736	1,645,363
Nexstar Media Group, Inc.	6,200	1,111,164
Pinterest, Inc., Cl. A (a)	36,552	1,133,112
Playtika Holding Corp.	90,733	469,090
ROBLOX Corp., Cl. A (a)	8,618	502,343
Roku, Inc. (a)	16,312	1,149,017

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Media & Entertainment — 4.4% (continued)
The New York Times Company, Cl. A	35,957	1,783,467
The Trade Desk, Inc., Cl. A (a)	34,100	1,865,952
Ziff Davis, Inc. (a)	7,912	297,333
		19,339,285
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
Agilent Technologies, Inc.	42,206	4,937,258
Alnylam Pharmaceuticals, Inc. (a)	6,383	1,723,538
Azenta, Inc. (a)	8,296	287,373
Charles River Laboratories International, Inc. (a)	5,733	862,931
Elanco Animal Health, Inc. (a)	18,215	191,258
Exact Sciences Corp. (a)	13,455	582,467
Exelixis, Inc. (a)	31,522	1,163,792
Halozyme Therapeutics, Inc. (a)	11,193	714,225
Illumina, Inc. (a)	14,858	1,178,834
Incyte Corp. (a)	13,061	790,844
IQVIA Holdings, Inc. (a)	10,463	1,844,627
Medpace Holdings, Inc. (a)	4,383	1,335,456
Mettler-Toledo International, Inc. (a)	2,134	2,520,062
Natera, Inc. (a)	7,661	1,083,342
Neurocrine Biosciences, Inc. (a)	7,857	868,984
Waters Corp. (a)	3,193	1,176,844
		21,261,835
Semiconductors & Semiconductor Equipment — 1.3%
Cirrus Logic, Inc. (a)	6,141	611,981
Enphase Energy, Inc. (a)	2,174	134,897
Monolithic Power Systems, Inc.	3,477	2,016,591
Rambus, Inc. (a)	6,120	316,863
Skyworks Solutions, Inc.	39,453	2,549,847
		5,630,179
Software & Services — 8.2%
Akamai Technologies, Inc. (a)	10,734	864,087
ANSYS, Inc. (a)	5,410	1,712,590
Appfolio, Inc., Cl. A (a)	2,749	604,505
AppLovin Corp., Cl. A (a)	13,347	3,536,554
BILL Holdings, Inc. (a)	10,698	490,931
Cloudflare, Inc., Cl. A (a)	16,598	1,870,429
Docusign, Inc. (a)	11,252	915,913
Elastic NV (a)	8,518	758,954
Fair Isaac Corp. (a)	1,189	2,192,706
Gen Digital, Inc.	43,088	1,143,555
HubSpot, Inc. (a)	4,180	2,387,992
MicroStrategy, Inc., Cl. A (a)	2,278	656,679
Nutanix, Inc., Cl. A (a)	16,107	1,124,430
Okta, Inc. (a)	12,178	1,281,369
Palantir Technologies, Inc., Cl. A (a)	97,755	8,250,522
Pegasystems, Inc.	17,248	1,199,081
Qualys, Inc. (a)	8,618	1,085,265
RingCentral, Inc., Cl. A (a)	26,843	664,633
Twilio, Inc., Cl. A (a)	12,869	1,260,004
Unity Software, Inc. (a)	13,372	261,957
VeriSign, Inc. (a)	5,172	1,313,016

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Software & Services — 8.2% (continued)
Zoom Communications, Inc. (a)	15,990	1,179,582
Zscaler, Inc. (a)	5,598	1,110,755
		35,865,509
Technology Hardware & Equipment — 2.5%
Amphenol Corp., Cl. A	81,663	5,356,276
CDW Corp.	1,745	279,654
Ciena Corp. (a)	16,611	1,003,803
Fabrinet (a)	2,773	547,695
HP, Inc.	26,784	741,649
NetApp, Inc.	21,533	1,891,459
Pure Storage, Inc., Cl. A (a)	13,768	609,509
Zebra Technologies Corp., Cl. A (a)	1,700	480,352
		10,910,397
Telecommunication Services — .3%
Iridium Communications, Inc.	41,305	1,128,453
Transportation — .4%
Delta Air Lines, Inc.	28,746	1,253,326
Lyft, Inc., Cl. A (a)	59,630	707,808
		1,961,134
Utilities — 5.5%
Consolidated Edison, Inc.	27,150	3,002,518
Edison International	49,691	2,927,794
Evergy, Inc.	28,300	1,951,285
New Jersey Resources Corp.	49,029	2,405,363
NRG Energy, Inc.	17,037	1,626,352
OGE Energy Corp.	25,101	1,153,642
PG&E Corp.	86,473	1,485,606
Public Service Enterprise Group, Inc.	31,126	2,561,670
Spire, Inc.	38,040	2,976,630
UGI Corp.	65,108	2,153,121
Vistra Corp.	14,425	1,694,072
		23,938,053
Total Common Stocks (cost $377,732,497)		436,274,970

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,125,094)	4.44	1,125,094	1,125,094
Total Investments (cost $378,857,591)		100.0%	437,400,064
Liabilities, Less Cash and Receivables		.0%	(82,318)
Net Assets		100.0%	437,317,746

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Active MidCap Fund

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	436,274,970	—	—	436,274,970
Investment Companies	1,125,094	—	—	1,125,094
	437,400,064	—	—	437,400,064

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2025, accumulated net unrealized appreciation on investments was $58,542,473, consisting of $84,195,825 gross unrealized appreciation and $25,653,352 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.